NET PREMIUMS EARNED	12 Months Ended
Dec. 31, 2021
NET PREMIUMS EARNED [Abstract]
NET PREMIUMS EARNED
25	NET PREMIUMS EARNED

a)	This item consists of the following:

	Gross written premiums	Technical reserve adjustment	Total gross written premiums (*)	Premiums ceded to reinsurers and co-insurers, net (**)	Results of financial assets designated at fair value through profit and loss, Note 8	Total Net premiums earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2021
Life insurance	2,508,154	(890,216)	1,617,938	(214,636)	54,663	1,457,965
Health insurance	630,790	(30,457)	600,333	(15,078)	-	585,255
General insurance	1,140,478	(3,176)	1,137,302	(508,992)	-	628,310
Total	4,279,422	(923,849)	3,355,573	(738,706)	54,663	2,671,530

2020
Life insurance	2,036,713	(754,480)	1,282,233	(115,347)	115,627	1,282,513
Health insurance	584,068	(22,366)	561,702	(12,309)	-	549,393
General insurance	1,021,136	(4,614)	1,016,522	(420,368)	-	596,154
Total	3,641,917	(781,460)	2,860,457	(548,024)	115,627	2,428,060

2019
Life insurance	1,984,279	(738,421)	1,245,858	(119,310)	93,664	1,220,212
Health insurance	571,006	(22,843)	548,163	(12,828)	-	535,335
General insurance	1,051,489	14,229	1,065,718	(427,022)	-	638,696
Total	3,606,774	(747,035)	2,859,739	(559,160)	93,664	2,394,243

(*)	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.

(**)	“Premiums ceded to reinsurers and coinsurers, net” include:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(355,356)	(244,112)	(254,839)
Premiums ceded for facultative contracts, Note 9(b)	(392,346)	(327,098)	(289,386)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	8,996	23,186	(14,935)
	(738,706)	(548,024)	(559,160)

b)	Gross written premiums by insurance type are described below:

	2021		2020		2019
	S/(000)%		S/(000)%		S/(000)%

Life insurance (i)	1,617,938	48.22	1,282,233	44.83	1,245,858	43.57
Health insurance (ii)	600,333	17.89	561,702	19.64	548,163	19.17
General insurance (iii)	1,137,302	33.89	1,016,522	35.53	1,065,718	37.26
Total	3,355,573	100.00	2,860,457	100.00	2,859,739	100.00

(i)	The breakdown of life insurance gross written premiums is as follows:

	2021		2020		2019
	S/(000)%		S/(000)%		S/(000)%

Credit life	593,370	36.67	582,064	45.39	536,091	43.03
Disability and survival (*)	645,194	39.88	458,653	35.77	470,066	37.73
Individual life (**)	119,220	7.37	46,391	3.62	60,705	4.87
Group life	150,777	9.32	129,315	10.09	128,656	10.33
Annuities	109,377	6.76	65,810	5.13	50,340	4.04
Total	1,617,938	100.00	1,282,233	100.00	1,245,858	100.00

(*)	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(**)	Individual life insurance premiums include Investment Link insurance contracts.

(ii)
Health insurance gross written premiums after adjustments include medical assistance which amounts to S/ 519.8 million as of December 31, 2021 (S/ 483.1 million and S/ 464.7 million as of December 31, 2020 and 2019, respectively) and represents 86.59 percent of this line of business as of December 31, 2021 ( 86.01 and 84.78 percent as of December 31, 2020 and 2019,respectively).

(iii)	General insurance gross written premiums consist of the following:

	2021		2020		2019
	S/(000)%		S/(000)%		S/(000)%

Automobile	334,939	29.45	339,306	33.38	357,796	33.57
Fire and allied lines	311,048	27.35	271,380	26.70	293,392	27.53
Theft and robbery	110,815	9.74	88,751	8.73	110,395	10.36
Technical lines (*)	63,792	5.61	59,370	5.84	70,364	6.60
Third party liability	109,907	9.66	62,080	6.11	50,024	4.69
Transport	58,300	5.13	42,758	4.21	44,368	4.16
SOAT (Mandatory automobile line)	25,662	2.26	32,934	3.24	41,068	3.85
Marine Hull	29,414	2.59	23,091	2.27	27,005	2.53
Aviation	38,275	3.37	37,366	3.68	42,191	3.96
Others	55,150	4.84	59,486	5.84	29,115	2.75
Total	1,137,302	100.00	1,016,522	100.00	1,065,718	100.00

(*)	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).